Intangible Assets, net (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)	Dec. 31, 2023 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 315,659	$ 2,464,762	$ 3,044,041
Impairment of Intangible Assets, Finite-Lived		$ 0	$ 0	$ 0